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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE
INFORMATION
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Distributor--Resrv Partners, Inc.

RTET/SEMI-ANNUAL 11/02

                                     [LOGO]

                                 SEMI-ANNUAL REPORT

     NEW YORK TAX-EXEMPT FUND
     CALIFORNIA II TAX-EXEMPT FUND
     CONNECTICUT TAX-EXEMPT FUND
     FLORIDA TAX-EXEMPT FUND
     MASSACHUSETTS TAX-EXEMPT FUND
     MICHIGAN TAX-EXEMPT FUND
     NEW JERSEY TAX-EXEMPT FUND
     OHIO TAX-EXEMPT FUND
     PENNSYLVANIA TAX-EXEMPT FUND
     VIRGINIA TAX-EXEMPT FUND

                                 NOVEMBER 30, 2002

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--99.2%                                       (NOTE 1)
    ---------    -----------------------------                                       --------
   $ 3,600,000   Arlington CSD, BAN, 2.50%, 6/20/03............................  $       3,615,504
     4,800,000   Babylon IDR for Ogden Martin, 1.15%, 1/1/19(a)................          4,800,000
     2,170,000   Bleecker HDC Terrace Apt. Project S85, 1.25%, 7/1/15(a).......          2,170,000
     4,250,000   Chemung County IDA for Civic Arnot Ogden Medical Center,
                 1.15%, 3/1/19(a)..............................................          4,250,000
     4,400,000   Clarkstown CSD, TAN, 2.25%, 6/27/03...........................          4,418,492
     5,275,000   Cortland County, BAN, 2.20%, 3/7/03...........................          5,283,370
     3,900,000   East Williston School District, TAN, 2.50%, 6/26/03...........          3,919,354
     4,340,000   Fairport CSD, RAN, 2.375%, 6/19/03............................          4,354,055
     1,000,000   Glens Falls IDA for Broad Street Professional Center Project,
                 1.15%, 8/1/05(a)..............................................          1,000,000
     1,330,000   Great Neck North Water Authority, WSR, 1.20%, 1/1/20(a).......          1,330,000
     2,800,000   Guilderland IDA for Easten Industrial Park, 1.10%,
                 12/1/08(a)....................................................          2,800,000
     4,000,000   Ithaca City, BAN, 2.25%, 8/8/03...............................          4,018,798
     2,000,000   Jay Street Development Corp., Series A1, 1.10%, 5/1/22(a).....          2,000,000
     3,500,000   Jay Street Development Corp., Series A3, 1.05%, 5/1/21(a).....          3,500,000
     4,610,000   Katonah-Lewisboro UFSD, BAN, 2.50%, 7/25/03...................          4,637,455
    17,650,000   Long Island Power Authority, Series 1A, 2A, and 2C, 1.10% -
                 1.20%, 5/1/33(a)..............................................         17,650,000
     6,700,000   Long Island Power Authority, Series 7B, 1.10%, 4/1/25(a)......          6,700,000
     2,000,000   Middle Country CSD Centereach, TAN, 2.50%, 6/26/03............          2,009,994
     3,545,000   Monroe County Public Improvement GO, 2.50%, 3/1/03(b).........          3,553,336
     3,000,000   New York City, Series A4, 1.15%, 8/1/15(a)....................          3,000,000
     6,800,000   New York City, Series A4, 1.20,8/1/22(a)......................          6,800,000
     2,450,000   New York City, Series A4, 1.20%, 8/1/23(a)....................          2,450,000
     5,000,000   New York City, Series A6, 1.20%, 11/1/26(a)...................          5,000,000
     2,600,000   New York City, Series A8, 1.05%, 11/1/23(a)...................          2,600,000
       600,000   New York City, Series A8, 1.15%, 8/1/18(a)....................            600,000
     1,000,000   New York City, Series B, 1.15%, 10/1/22(a)....................          1,000,000
     2,220,000   New York City, Series B5, 1.15,8/15/09(a).....................          2,220,000
     3,045,000   New York City, Series B8, 1.125%, 8/15/24(a)..................          3,045,000
     5,900,000   New York City, Series D, 1.15%, 2/1/20(a).....................          5,900,000
     2,050,000   New York City, Series D, 1.10%, 2/1/22(a).....................          2,050,000
     2,900,000   New York City, Series E4, 1.15%, 8/1/21(a)....................          2,900,000
     3,600,000   New York City, Series F4, 1.125%, 2/15/20(a)..................          3,600,000
     2,000,000   New York City, Series F5, 1.125%, 2/15/16(a)..................          2,000,000
       200,000   New York City, Series F6, 1.10%, 2/15/18(a)...................            200,000
       600,000   New York City, Series H3, 1.10%, 8/1/22(a)....................            600,000
     1,100,000   New York City, Series H3, 1.10%, 8/1/23(a)....................          1,100,000
     2,400,000   New York City HDC for Upper Fifth Avenue Project, Series A,
                 1.30%, 1/1/16(a)..............................................          2,400,000
     1,000,000   New York City IDA for Abraham Joshua Heschel Project, 1.15%,
                 4/1/32(a).....................................................          1,000,000
     4,500,000   New York City IDA for Childrens Onocology Society, 1.10%,
                 5/1/21(a).....................................................          4,500,000
     4,400,000   New York City IDA for Union Foundation, 1.15%, 6/1/12(a)......          4,400,000
     1,500,000   New York City IDR for Stroheim & Romann Inc. Project, 1.20%,
                 12/1/15(a)....................................................          1,500,000
     3,000,000   New York City Municipal Water Financial Authority WSR, 1.20%,
                 6/15/25(a)....................................................          3,000,000
     3,000,000   New York City Municipal Water Financial Authority WSR,
                 Series G, 1.10%, 6/15/24(a)...................................          3,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

   PRINCIPAL                                                                          VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
   ---------     ----------------------------------                                  --------
   $ 1,000,000   New York State Dormitory Authority for Oxford University
                 Press, 1.10%, 7/1/25(a).......................................  $       1,000,000
     1,700,000   New York State Dormitory Authority for Public Library, 1.10%,
                 7/1/28(a).....................................................          1,700,000
       700,000   New York State PCR for NY Electric and Gas, Series B, 1.15%,
                 2/1/29(a).....................................................            700,000
     1,000,000   New York State PCR for Niagara Mohawk Power, Series A, 1.35%,
                 7/1/15(a).....................................................          1,000,000
     1,980,000   New York State HFA for Normandie Project, Series I, 1.05%,
                 5/15/15(a)....................................................          1,980,000
     5,000,000   New York State HFA for Related Liberty View, Series A, 1.10%,
                 11/15/19(a)...................................................          5,000,000
     5,600,000   New York State Local Government Assistance Corp., Series A,
                 1.10%, 4/1/22(a)..............................................          5,600,000
     5,900,000   New York State Local Government Assistance Corp., Series B,
                 1.05%, 4/1/23(a)..............................................          5,900,000
    10,540,000   New York State Local Government Assistance Corp., Series B, C,
                 D and E, 1.05% - 1.10%, 4/1/25(a).............................         10,540,000
     1,200,000   Onondaga County IDR for McLane Co. Project, 1.75%,
                 11/1/04(a)....................................................          1,200,000
     4,000,000   Pearl River UFSD, TAN, 2.25%, 6/26/03.........................          4,014,443
     5,000,000   Rochester, BAN, 2.50%, 3/5/03.................................          5,011,906
     4,270,000   Sachem CSD, BAN, 2.375%, 7/23/03..............................          4,292,679
     4,300,000   South Hampton UFSD, TAN, 2.00%, 6/26/03.......................          4,311,264
     4,085,000   Tompkins County, BAN, 2.25%, 3/14/03..........................          4,092,066
     8,700,000   Triborough Bridge and Tunnel Authority, Series A and B,
                 1.125%, 1/1/31(a).............................................          8,700,000
     1,479,000   Webster Town, BAN, 2.50%, 2/13/03.............................          1,481,385
     4,681,965   Webutuck CSD, BAN, 2.625%, 12/18/02...........................          4,683,627
     1,400,000   West Hampton Beach, BAN, 2.50%, 2/13/03.......................          1,402,339
       200,000   Westchester County IDA for Hebrew Hospital, Series B, 1.20%,
                 7/1/10(a).....................................................            200,000
     1,255,000   Yates County IDR for Keukes College, 1.15%, 9/1/20(a).........          1,255,000
     8,600,000   Yonkers IDR for Civic Consumers Union Facility, 1.10%, 7/1/19,
                 7/1/21, 7/1/24(a).............................................          8,600,000
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $229,540,067)...............      99.2%       229,540,067
                 OTHER ASSETS, LESS LIABILITIES......................       0.8          1,797,620
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     231,337,687
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 231,337,687 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--97.8%                                       (NOTE 1)
    ---------    -----------------------------                                       --------
                 CALIFORNIA--97.2%
   $  585,000    Alameda Contra Costa Capital Improvements, Series A, 1.15%,
                 6/1/22(a).....................................................  $         585,000
      585,000    Alameda Contra Costa Capital Improvements, Series F, 1.20%,
                 8/1/23(a).....................................................            585,000
    2,300,000    Alameda Contra Costa Capital Improvements, Series H, 1.10%,
                 11/1/14(a)....................................................          2,300,000
    1,000,000    Anaheim UFSD for Facilities Building Funding, 1.10%,
                 9/1/13(a).....................................................          1,000,000
    2,000,000    Berkeley, TAN, 3.00%, 12/5/02.................................          2,000,177
    4,700,000    California, RAN, 2.50%, 6/20/03...............................          4,723,709
      300,000    California CDA for Continuing Care, 1.05%, 11/15/28(a)........            300,000
    3,000,000    California CDA for Early Education, 1.25%, 9/1/31(a)..........          3,000,000
    3,925,000    California CDA for Mental Health Services, 1.10%,
                 10/1/26(a)....................................................          3,925,000
    2,400,000    California CDA for Northern California Retirement Community,
                 1.00%, 6/1/26(a)..............................................          2,400,000
    3,300,000    California EFA for Loyola Marymount University, 1.15%,
                 10/1/27(a)....................................................          3,300,000
    4,000,000    California Infrastructure for the Salvation Army, 1.35%,
                 5/6/03........................................................          4,000,000
    4,000,000    California School Cash Reserve Program Authority, RAN, 3.00%,
                 7/3/03........................................................          4,030,532
    1,170,000    California School COP for Capital Improvements, Series C,
                 1.00%, 7/1/22(a)..............................................          1,170,000
    1,000,000    California Transit Finance Authority, Series 97, 1.10%,
                 10/1/27(a)....................................................          1,000,000
      500,000    Carlsbad UFSD COP for School Facility Bridge Funding, 1.10%,
                 9/1/14(a).....................................................            500,000
    2,000,000    Chula Vista MHR for Terra Nova Association, Series A, 1.05%,
                 3/1/05(a).....................................................          2,000,000
    1,300,000    Contra Costa County MHR for Delta Square Apts. Project H,
                 1.05%, 10/15/29(a)............................................          1,300,000
      500,000    Elsinore Valley, COP for Water District, Series A, 1.05%,
                 7/1/29(a).....................................................            500,000
    2,500,000    Fremont COP for Family Resource Center, 1.10%, 8/1/28,
                 8/1/30(a).....................................................          2,500,000
    2,000,000    Fresno Sewer & Water, Series A, 1.05, 9/1/25(a)...............          2,000,000
    2,000,000    Hemet MHR for Sunwest Retirement Series 99A, 1.10%,
                 1/1/25(a).....................................................          2,000,000
    2,255,000    Irvine Assessment, District 89-10, 1.15%, 9/2/15(a)...........          2,255,000
      600,000    Irvine Assessment, District 94-13, 1.15%, 9/2/22(a)...........            600,000
    1,331,000    Irvine Assessment, District 97-17, 1.15%, 9/2/23(a)...........          1,331,000
      900,000    Irvine Assessment, Series A, 1.00%, 9/2/26(a).................            900,000
    1,300,000    Irvine Ranch Water District, 1.15%, 8/1/16(a).................          1,300,000
      815,000    Irvine Ranch Water District, Orange County, Series85, 1.00%,
                 10/1/05(a)....................................................            815,000
      500,000    Irvine Ranch Water District, Series B, 1.10%, 8/1/09(a).......            500,000
    1,100,000    Kern County COP, Series 86A, 1.05%, 8/1/06(a).................          1,100,000
      900,000    Los Angeles MHR for Malibu Meadow Project, Series 91A, 1.10%,
                 4/15/28(a)....................................................            900,000
    1,200,000    Los Angeles USD for Land Acquisition Program, 1.10%,
                 12/1/21(a)....................................................          1,200,000
    3,500,000    Milpitas USD, TRAN, 3.00%, 7/1/03.............................          3,526,862
    3,100,000    Moorpark USD, TRAN, 3.00%, 7/1/03.............................          3,123,792
    5,845,000    MSR Public Power Agency for San Juan Project, Series E, 1.05%,
                 7/1/22(a).....................................................          5,845,000
    2,400,000    Orange County HDC for the Capistrano Pointe-A Project, 1.05%,
                 12/1/29(a)....................................................          2,400,000
    2,000,000    Orange County HDC for the Lakes Project, 1.05%, 12/1/06(a)....          2,000,000
    1,000,000    Rancho Water District Financing Authority, Series A, GO,
                 2.25%, 8/1/03(a)..............................................          1,005,245
    3,000,000    Redland USD, School Facility Bridge, COP, 1.10%, 9/1/34(a)....          3,000,000
    2,100,000    Riverside County Community Facilities District #88-4, 1.10%,
                 9/1/14(a).....................................................          2,100,000
    1,200,000    Riverside County Housing Authority for Emirtus Park, 1.00%,
                 7/15/18(a)....................................................          1,200,000
    2,450,000    Riverside County USD, School Facility Bridge COP, 1.10%,
                 9/1/11(a).....................................................          2,450,000
    1,000,000    Sacramento County, MHR, Series A, 1.10%, 4/1/26(a)............          1,000,000
    5,000,000    Sacramento County, Sanitation District Financing Authority,
                 1.05%, 12/1/30(a).............................................          5,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

   PRINCIPAL                                                                          VALUE
    AMOUNT       TAX-EXEMPT OBLIGATIONS (CONTINUED)                                 (NOTE 1)
   ---------     ----------------------------------                                 --------
                 CALIFORNIA (CONTINUED)
   $1,000,000    San Diego County School District, TRAN, 3.00%, 7/31/03........  $       1,010,094
    4,000,000    San Francisco Community Facilities for District 4, 1.10%,
                 8/1/31(a).....................................................          4,000,000
    1,600,000    San Leandro MHR, 1.00%, 7/15/18...............................          1,600,000
    2,700,000    San Francisco MHR for Filmore Center, Series B, 1.17%,
                 12/1/17(a)....................................................          2,700,000
    3,700,000    Santa Barbara County School Finance Authority, TRAN, 3.00%,
                 6/30/03.......................................................          3,728,262
    1,000,000    Upland MHR for Northwoods, 1.15%, 2/15/30(a)..................          1,000,000
      500,000    Wateruse Finance Authority, 1.10%, 5/1/28(a)..................            500,000
    1,600,000    West Basin for Recycled Water Project, Series C, 1.15%,
                 8/1/27(a).....................................................          1,600,000
    3,000,000    Yuba Community College, TRAN, 2.50%, 10/15/03.................          3,028,244
                                                                                 -----------------
                                                                                       107,837,917
                                                                                 -----------------
                 PUERTO RICO--0.6%
      700,000    Puerto Rico Highway, Series A, 1.05%, 7/1/28(a)...............            700,000
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $108,537,917)...............      97.8%       108,537,917
                 OTHER ASSETS, LESS LIABILITIES......................       2.2          2,398,716
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     110,936,633
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 110,936,633 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2002 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--91.7%                                       (NOTE 1)
    ---------    -----------------------------                                       --------
                 CONNECTICUT--88.4%
   $1,815,000    Connecticut, Series A, prefunded 3/15/02 @102, 5.70%,
                 3/15/11.......................................................  $      1,873,448
    3,200,000    Connecticut, GO, Series 1A, 1.20%, 2/15/21(a).................         3,200,000
    2,800,000    Connecticut, Series 97B, 1.20%, 5/15/14(a)....................         2,800,000
    1,400,000    Connecticut Development Authority IDR for Allen Group, Inc.,
                 1.70%, 2/1/13(a)..............................................         1,400,000
      500,000    Connecticut Development Authority Independent Living Project,
                 1.10%, 7/1/15(a)..............................................           500,000
    2,900,000    Connecticut HEFA for Hotchkiss School, Series A, 1.10%,
                 7/1/30(a).....................................................         2,900,000
      100,000    Connecticut HEFA for Marvelwood School, Series A, 1.23%,
                 7/1/30(a).....................................................           100,000
      400,000    Connecticut HEFA for Middlesex Hospital, 1.23%, 7/1/26(a).....           400,000
    1,100,000    Connecticut HEFA for Pomfret School Issue, Series A, 1.15%,
                 7/1/24(a).....................................................         1,100,000
    2,700,000    Connecticut HEFA for Raphael Hospital, Series J, 1.09%,
                 7/1/22(a).....................................................         2,700,000
      700,000    Connecticut HEFA for Stamford Hospital, 1.04%, 7/1/24(a)......           700,000
    1,700,000    Connecticut HEFA for Summerwood University Park, Series A,
                 1.09%, 7/1/30(a)..............................................         1,700,000
      150,000    Connecticut HEFA for United Methodist, 1.23%, 7/1/31(a).......           150,000
      400,000    Connecticut HEFA for Yale University, Series T-2, 1.20%,
                 7/1/29(a).....................................................           400,000
      615,000    Connecticut HEFA for Yale University, Series U and U-2, 1.05%,
                 7/1/33(a).....................................................           615,000
      700,000    Connecticut HEFA for Yale University, Series V-2, 1.20%,
                 7/1/36(a).....................................................           700,000
      300,000    Connecticut HFA, Program Mortgage, Series G, 1.10%,
                 5/15/18(a)....................................................           300,000
    1,700,000    Connecticut Special Tax Obligation for Transportation
                 Infrastructure, 1.15%, 9/1/20(a)..............................         1,700,000
    1,100,000    Glastonbury, BAN, 2.00%, 3/4/03...............................         1,101,365
    1,700,000    Hartford County Redev. Agency MHR for Underwood Towers
                 Project, 1.10%, 6/1/20(a).....................................         1,700,000
    1,000,000    Monroe, BAN, 1.85%, 12/18/02..................................         1,000,086
    1,740,000    New Canaan Housing Authority for Village at Waveny Care
                 Center, 1.05%, 1/1/22(a)......................................         1,740,000
      500,000    North Canaan Housing Authority for Geer Woods Project, 1.23%,
                 8/1/31(a).....................................................           500,000
      400,000    Shelton County HFA for Crosby Commons Project, 1.28%,
                 1/1/31(a).....................................................           400,000
      215,000    Stafford, GO, 3.00%, 8/1/03...................................           217,396
      500,000    West Haven, GO, Series 99, 4.00%, 2/1/03(b)...................           502,107
    1,000,000    Weston, GO, 2.25%, 8/1/03.....................................         1,005,773
      900,000    Westport, BAN, 2.25%, 12/11/02................................           900,076
                                                                                 ----------------
                                                                                       32,305,251
                                                                                 ----------------
                 PUERTO RICO--3.3%
      400,000    Puerto Rico Government Development Bank, 1.02%, 12/1/15(a)....           400,000
      800,000    Puerto Rico Highway Series A, 1.05%, 7/1/28(a)................           800,000
                                                                                 ----------------
                                                                                        1,200,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $33,505,251)................      91.7% $     33,505,251
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2002 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $33,505,251)........  $  33,505,251
                 Cash..........................................................      2,920,602
                 Interest Receivable...........................................        121,597
                                                                                 -------------
                 Total Assets..................................................     36,547,450
                                                                                 -------------
                 NET ASSETS....................................................  $  36,547,450
                                                                                 =============
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 36,547,450 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................  $        1.00
                                                                                 =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--100.9%                                      (NOTE 1)
    ---------    ------------------------------                                      --------
                 ARIZONA--1.4%
   $  500,000    Apache County IDA for Tucson Electric, 1.20%, 12/1/20(a)......  $        500,000
                                                                                 ----------------
                 FLORIDA--75.0%
    1,500,000    Brevard County School District, TAN, 2.25%, 6/30/03...........         1,507,099
    1,700,000    Citrus Park Community Development for Capital Improvement,
                 1.11%, 11/1/16(a).............................................         1,700,000
      340,000    Dade County Fixed Copy Asset, 1.30%, 10/1/10(a)...............           340,000
      505,000    Dade County IDA for Aviation Authority Facilities,
                 Series 84A, 1.11%, 10/1/09(a).................................           505,000
    1,625,000    Dade County IDA for Dolphins Stadium, Project C, 1.10%,
                 1/1/16(a).....................................................         1,625,000
    1,720,000    Florida Board of Education Series C, RAW, prefunded 6/1/03
                 @101, 5.75%, 6/1/13...........................................         1,773,896
      175,000    Florida Department of Environmental Preservation, RAW, 6.00%,
                 7/1/03(b).....................................................           179,388
      800,000    Florida Housing Finance Corp for Reflections, Series 5, 1.15%,
                 7/1/31(b).....................................................           800,000
    1,800,000    Florida HFA for Kings Colony, 1.25%, 8/1/06(a)................         1,800,000
      700,000    Florida HFA for River Oaks, Series 85TT, 1.15%, 12/1/29(a)....           700,000
      125,000    Gulf Breeze Local Government Loan Program, Series 85C, 1.20%,
                 12/1/15(a)....................................................           125,000
      200,000    Jacksonville PCR for Florida Power & Light, Series 95, 1.30%,
                 5/1/29(a).....................................................           200,000
    1,800,000    Lee County IDA HFA for Cypress Cove Healthpark, Series B,
                 1.25%, 10/1/07(a).............................................         1,800,000
    1,500,000    Lee County IDA for Bonita Community Health Services,
                 Series A, 1.21%, 12/1/29(a)...................................         1,500,000
      600,000    Manatee County PRC for Florida Power & Light, 1.20%,
                 9/1/24(a).....................................................           600,000
    1,300,000    Miami Dade County School District, TAN, 2.75%, 6/26/03........         1,308,960
      405,000    Miami County GO, 5.40%, 12/1/02(b)............................           405,000
      900,000    Orange County IDA for Adventist Health Care, 1.25%,
                 11/15/14(a)...................................................           900,000
      200,000    Orange County School Board COP, Series B, 1.10%, 8/01/25(a)...           200,000
    1,000,000    Palm Beach County Norton Gallery School of Art, 1.20%,
                 5/1/30(a).....................................................         1,000,000
    1,000,000    Palm Beach County for Raymond F Kravis Center Project, 1.10%,
                 7/01/32(a)....................................................         1,000,000
      100,000    Pinellas County Health Care Facility, 1.27%, 11/1/15(a).......           100,000
      400,000    Pinellas County Pooled Hospital Program, Series 85, 1.15%,
                 12/1/15(a)....................................................           400,000
      100,000    Polk County IDR for Convention Center, 1.80%, 1/1/11(a).......           100,000
    1,800,000    Port Orange Palmer College Project, 1.20%, 10/1/32(a).........         1,800,000
      900,000    Putam County PCR for Florida Power & Light, 1.20%,
                 9/1/24(a).....................................................           900,000
      200,000    Saint Lucie County IDR for Convalescent Centers, 1.80%,
                 1/1/11(a).....................................................           200,000
      100,000    Sarasota County HFF for Bay Village, 1.20%, 12/1/23(a)........           100,000
      400,000    Seminole County IDA HFF for Florida Living Nursing, 1.25%,
                 2/1/11(a).....................................................           400,000
      400,000    University North Florida Capital Improvements Project, 1.30%,
                 11/1/24(a)....................................................           400,000
      750,000    Volusia County HEFA for South West Volusia Health, 1.27%,
                 11/15/23(a)...................................................           750,000
      970,000    Volusia County IDR for Easter Seal Society of Volusia, 1.37%,
                 9/1/21(a).....................................................           970,000
                                                                                 ----------------
                                                                                       26,089,343
                                                                                 ----------------
                 ILLINOIS--4.0%
    1,405,000    Streamwood IDA for Olde Church Centre Project, 1.65%,
                 12/1/14(a)....................................................         1,405,000
                                                                                 ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
    ---------    ----------------------------------                                  --------
                 NEW YORK--14.7%
   $1,800,000    Long Island Power Authority, Series 2B-3B, 1.10% - 1.20%,
                 5/1/33(a).....................................................  $      1,800,000
    1,000,000    New York City GO, Series A4, 1.20%, 8/1/22(a).................         1,000,000
    1,200,000    New York City GO, Series A7, 1.10%, 8/1/20(a).................         1,200,000
      100,000    New York City GO, Series E3, 1.10%, 8/1/23(a).................           100,000
      700,000    New York City Water Financial Authority WSR, Series A, 1.20%,
                 6/15/25(a)....................................................           700,000
      300,000    New York City Water Financial Authority WSR, Series G, 1.10%,
                 6/15/24(a)....................................................           300,000
                                                                                 ----------------
                                                                                        5,100,000
                                                                                 ----------------
                 PENNSYLVANIA--2.0%
      700,000    Delaware Valley Local Government Revenue Bonds, Series 85D,
                 1.15%, 12/1/20(a).............................................           700,000
                                                                                 ----------------
                 SOUTH CAROLINA--2.9%
    1,000,000    South Carolina Jobs EDA for Wuref Development Project,
                 Series A, 1.30%, 7/1/33(a)....................................         1,000,000
                                                                                 ----------------
                 TEXAS--0.9%
      300,000    Grapevine IDC for American Airlines, Series A-3, 1.20%,
                 12/1/24(a)....................................................           300,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $35,094,343)................     100.9%       35,094,343
                 LIABILITIES, LESS OTHER ASSETS......................      (0.9)         (322,649)
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     34,771,694
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 34,771,694 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OLIGATIONS--95.6%                                        (NOTE 1)
    ---------    ----------------------------                                        --------
   $  800,000    Andover, GO, 4.00%, 12/15/02(b)...............................  $        800,368
      500,000    Boston WSR, Series A, 1.15%, 11/1/24(a).......................           500,000
      800,000    Edgartown, BAN, 2.50%, 8/01/03................................           805,223
      700,000    Groton Dunstable, BAN, 2.25%, 12/20/02(b).....................           700,099
      400,000    Massachusetts, GO Series B, 1.10%, 9/1/16(a)..................           400,000
    1,870,000    Massachusetts DFA for Bedford Notre Dame Health Care, 1.16%,
                 10/1/29(a)....................................................         1,870,000
      100,000    Massachusetts DFA for New Bedford Whaling Museum, 1.20%,
                 9/1/29(a).....................................................           100,000
    1,055,000    Massachusetts DFA for Smith College, 1.15%, 7/1/24(a).........         1,055,000
    1,200,000    Massachusetts DFA IDR for Ocean Spray Cranberries, 1.25%,
                 10/15/11(a)...................................................         1,200,000
      265,000    Massachusetts HEFA for Becker, Series A-2, 1.20%, 7/1/09(a)...           265,000
      200,000    Massachusetts HEFA for Boston University, Series 85, 1.10%,
                 12/1/29(a)....................................................           200,000
      300,000    Massachusetts HEFA for Brigham & Women's Hospital, 1.125%,
                 7/1/17(a).....................................................           300,000
      100,000    Massachusetts HEFA for Cap Asset Program, Series D, 1.15%,
                 1/1/35(a).....................................................           100,000
    1,100,000    Massachusetts HEFA for Cap Asset Program, Series E, 1.20%,
                 1/1/35(a).....................................................         1,100,000
      200,000    Massachusetts HEFA for Cap Asset Program, Series G-1, 1.05%,
                 1/1/19(a).....................................................           200,000
      200,000    Massachusetts HEFA for Falmouth Assisted Living, Series A,
                 1.20%, 11/1/26(a).............................................           200,000
      800,000    Massachusetts HEFA for Harvard University, Series Y, 1.05%,
                 7/1/35(a).....................................................           800,000
      400,000    Massachusetts HEFA for Partners Health Systems, Series P-2,
                 1.125%, 7/1/27(a).............................................           400,000
    1,200,000    Massachusetts HEFA for University of Massachusetts, Series A,
                 1.10%, 11/1/30(a).............................................         1,200,000
      700,000    Massachusetts HEFA for Wellesley College, Series E, 1.05%,
                 7/1/22(a).....................................................           700,000
      400,000    Massachusetts HEFA for Williams College, Series E, 1.15%,
                 8/1/14(a).....................................................           400,000
    1,100,000    Massachusetts HFA for Multifamily Housing, 1.10%,
                 1/15/10(a)....................................................         1,100,000
    1,050,000    Massachusetts IFA for Lowell Mills Association, Series 95,
                 1.20%, 12/1/20(a).............................................         1,050,000
      800,000    Massachusetts IFA for Southern New England School of Law,
                 1.20%, 11/01/16(a)............................................           800,000
    1,600,000    Massachusetts WRA, Series 99B, 1.05%, 8/1/28(a)...............         1,600,000
    1,100,000    Massachusetts WRA, Series B and 97A, 1.05% - 1.125%,
                 4/1/28(a).....................................................         1,100,000
    1,000,000    Massachusetts WRA, Series C, 1.125%, 8/1/37(a)................         1,000,000
    1,000,000    Massachusetts WRA, Series D, 1.10%, 8/1/17(a).................         1,000,000
    1,100,000    Massachusetts WRA, Series D, 1.125%, 11/1/26(a)...............         1,100,000
      865,000    Winchester, BAN, 2.35%, 7/2/03................................           868,808
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $22,914,498)................      95.6%       22,914,498
                 OTHER ASSETS, LESS LIABILITIES......................       4.4         1,044,649
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     23,959,147
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 23,959,147 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2002 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--92.1%                                       (NOTE 1)
    ---------    -----------------------------                                       --------
                 MICHIGAN--87.8%
   $  150,000    Bruce Township HDA for Catholic Initiatives, 1.20%,
                 5/1/18(a).....................................................  $        150,000
      625,000    Detroit EDC for Waterfront Reclamation, Series A and C, 1.15%
                 -1.30%, 5/1/09(a).............................................           625,000
       95,000    Detroit Sewage District Revenue, Series A, 1.15%, 7/1/23(a)...            95,000
      300,000    Detroit Sewage District Revenue, Series C1, 1.15%,
                 7/1/27(a).....................................................           300,000
       95,000    Detroit Sewage District Revenue, Series C2, 1.15%,
                 7/1/29(a).....................................................            95,000
      300,000    Detroit Water Supply, Series 93, 1.15%, 7/1/13(a).............           300,000
      300,000    Flint Hospital Hurley Medical Center, Series B, 1.15%,
                 7/1/15(a).....................................................           300,000
      505,000    Garden City Hospital Finance Authority, Series 96A, 1.27%,
                 9/1/26(a).....................................................           505,000
      350,000    Gaylord Hospital Otsego Memorial Hospital, 1.21%,
                 12/1/26(a)....................................................           350,000
      340,000    Grand Rapids Water Supply System, 1.05%, 1/1/20(a)............           340,000
      300,000    Green Lake EDA for Interlocken Center Arts, 1.20%,
                 6/1/27(a).....................................................           300,000
      200,000    Jackson County EDC for Thrifty Leoni Project, 1.60%,
                 12/1/14(a)....................................................           200,000
      120,000    Michigan Grant Anticipation Notes, Series C, 1.125%,
                 9/15/08(a)....................................................           120,000
      160,000    Michigan HDA, Series 2000 A, 1.25%, 12/1/16(a)................           160,000
      405,000    Michigan HDA, Series B, 1.15%, 4/1/19(a)......................           405,000
      100,000    Michigan HDA for Harbortown Ltd., Series 91, 1.425%,
                 6/1/04(a).....................................................           100,000
      500,000    Michigan HDA for Pine Ridge Ltd.,1.15%, 10/1/07(a)............           500,000
      100,000    Michigan HDA for United Jewish Foundation, 1.20%, 6/1/25(a)...           100,000
    1,015,000    Michigan HEFA for Concordia College, 1.20%, 9/1/14(a).........         1,015,000
      400,000    Michigan Hospital Finance Authority for Mt.Clemens Hospital,
                 1.15%, 8/15/15(a).............................................           400,000
      950,000    Michigan Job Development Authority for Wyanotte Court, 1.20%,
                 12/1/09(a)....................................................           950,000
      450,000    Michigan Strategic Fund for Clark Retirement Community, 1.10%,
                 6/1/31(a).....................................................           450,000
      500,000    Michigan Strategic Fund for Muskegon Village, 1.15%,
                 8/15/34(a)....................................................           500,000
      200,000    Michigan Strategic Fund IDR for Allen Group, Inc., 1.10%,
                 11/1/25(a)....................................................           200,000
      240,000    Oakland University, 1.25%, 3/1/31(a)..........................           240,000
      500,000    St Joseph Hospital Finance Authority for Lakeland Hospital
                 Series 02, 1.15%, 1/1/32(a)...................................           500,000
                                                                                 ----------------
                                                                                        9,200,000
                                                                                 ----------------
                 PUERTO RICO--4.3%
      450,000    Puerto Rico Highway & Transportation Authority, Series A,
                 1.05%, 7/1/28(a)..............................................           450,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $9,650,000).................      92.1% $      9,650,000
                                                                                 ================

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2002 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $9,650,000).........  $      9,650,000
                 Cash..........................................................           815,443
                 Interest Receivable...........................................            16,905
                                                                                 ----------------
                 Total Assets..................................................        10,482,348
                                                                                 ----------------
                 NET ASSETS....................................................  $     10,482,348
                                                                                 ================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 10,482,348 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

    PRINCIPAL                                                                        VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--95.7%                                     (NOTE 1)
    ---------    -----------------------------                                     --------
                 NEW JERSEY--95.4%
   $2,600,000    Atlantic City Pooled Government Loan Program, 1.15%,
                 7/1/26(a).....................................................   $ 2,600,000
    2,600,000    Camden County Improvement Authority for Village Harvest,
                 1.15%, 7/1/29(a)..............................................     2,600,000
      700,000    Essex County, GO, 4.25%, 6/1/03(b)............................       709,523
      200,000    Essex County Improvement Authority for the Children's
                 Institute, 1.30%, 2/1/20(a)...................................       200,000
    1,700,000    Essex County Pooled Government Loan Program, 0.85%,
                 7/1/26(a).....................................................     1,700,000
    1,665,000    Hudson County, GO, New Jersey Cops, 4.00%, 12/1/02(b).........     1,665,000
    4,475,000    Jersey City Redevelopment Authority for Dixon Mills
                 Apartments, 1.15%, 5/15/30(a).................................     4,475,000
    1,415,000    Monmouth County Improvement Authority, GO, 3.00%,
                 12/1/02(b)....................................................     1,415,000
      200,000    Monmouth County Pooled Government Loan Program, 1.05%,
                 8/1/16(a).....................................................       200,000
      600,000    New Jersey EDA, Series CC, 1.20%, 12/1/09(a)..................       600,000
      745,000    New Jersey EDA for Catholic Community Services, 1.30%,
                 11/01/13(a)...................................................       745,000
    2,995,000    New Jersey EDA for Church & Dwight, 1.15%, 12/1/08(a).........     2,995,000
      590,000    New Jersey EDA for Economic Growth, Series F, 1.30%,
                 8/1/14(a).....................................................       590,000
    1,700,000    New Jersey EDA for Foreign Trade, Series 98, 1.15%,
                 12/1/07(a)....................................................     1,700,000
    2,500,000    New Jersey EDA for International Drive Partner, 0.90%,
                 9/1/05(a).....................................................     2,500,000
    2,200,000    New Jersey EDA for Presbyterian, Series C, 0.94%,
                 11/1/11(a)....................................................     2,200,000
    2,600,000    New Jersey EDA for Princeton University, Series B, 1.10%,
                 7/1/21(a).....................................................     2,600,000
    3,500,000    New Jersey EDA for RJB Associates, Economic Recovery Notes,
                 1.25%, 8/1/08(a)..............................................     3,500,000
    2,450,000    New Jersey EDA for Stolthaven Perth Amboy, 1.05%,
                 1/15/18(a)....................................................     2,450,000
      800,000    New Jersey EDA for Water Project B, 1.30%, 11/1/25(a).........       800,000
      400,000    New Jersey HCF for Hospital Capital Asset, Series C, 1.10%,
                 7/1/35(a).....................................................       400,000
      500,000    New Jersey HCF for Saint Barnabas, Series 2001A, 1.05%,
                 7/1/31(a).....................................................       500,000
    3,000,000    New Jersey HCF for Series A-3, 1.10%, 7/1/21(a)...............     3,000,000
    1,800,000    New Jersey Sports Authority Expo, Series C, 1.10%,
                 9/1/24(a).....................................................     1,800,000
    1,800,000    New Jersey Turnpike Authority, Series 91D, 1.00%, 1/1/18(a)...     1,800,000
    3,600,000    North Brunswick, BAN, 2.20%, 12/12/02.........................     3,600,485
      400,000    Readington Township Board of Education, GO, 4.00%,
                 7/15/03(b)....................................................       405,895
    1,594,670    Rumson, BAN, Series C, 2.375%, 7/30/03........................     1,603,207
    2,500,000    Sparta Township, BAN, 2.60%, 1/17/03..........................     2,503,020
    1,250,000    Watchung, BAN, 2.625%, 12/5/02................................     1,250,063
      300,000    Woodbridge Township, GO, 3.75%, 7/15/03(b)....................       304,113
                                                                                  -----------
                                                                                   53,411,306
                                                                                  -----------
                 PUERTO RICO--0.3%
      200,000    Puerto Rico Government Development Bank, 1.02%, 12/1/15(a)....       200,000
                                                                                  -----------

                 TOTAL INVESTMENTS (COST $53,611,306)................      95.7%   53,611,306
                 OTHER ASSETS, LESS LIABILITIES......................       4.3     2,379,786
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $55,991,092
                                                                       ========   ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 55,991,092 SHARES
                 OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING...........         $1.00
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATION--97.8%                                 (NOTE 1)
 ---------   ----------------------------                                 --------
 $200,000    Allen County HCF for Mennonite Home Project, 1.20%,
             2/1/18(a)...............................................  $       200,000
  600,000    Butler County Healthcare Facility for Lifesphere
             Project, 1.15%, 5/1/27(a)...............................          600,000
  400,000    Cleveland Airport Systems, Series C, 1.20%, 1/1/31(a)...          400,000
  386,000    Cleveland Income Tax Revenue, 1.15%, 5/15/24(a).........          386,000
  300,000    Clinton County Airport for Wilmington Air Park, Inc.,
             1.30%, 6/1/11(a)........................................          300,000
  200,000    Columbus Tax Increment for Lyra Gemini Polaris, 1.22%,
             8/1/11(a)...............................................          200,000
  200,000    Cuyahoga County EDA for Cleveland Health Education
             Museum, 1.25%, 3/1/32(a)................................          200,000
  460,000    Cuyahoga County EDA for The Cleveland Orchestra Project,
             1.20%, 4/1/28(a)........................................          460,000
  450,000    Cuyahoga County HRB for Cleveland Botanical, 1.27%,
             7/1/31(a)...............................................          450,000
  185,000    Cuyahoga County HRB for The Cleveland Clinic, Series A,
             1.15%, 1/1/26(a)........................................          185,000
  700,000    Cuyahoga County IDA for Allen Group Project, 1.10%,
             12/1/15(a)..............................................          700,000
  500,000    Delaware County IDR for Radiation Sterilizers, 1.90%,
             12/1/04(a)..............................................          500,000
   375000    Evandale County IDR for SHV Real Estate, Inc., 1.35%,
             9/1/15(a)...............................................          375,000
  460,000    Franklin County Community HSG Network, 1.21%,
             12/1/20(a)..............................................          460,000
  100,000    Franklin County Health Corp., Series 96A,1.15%,
             12/1/21(a)..............................................          100,000
  140,000    Franklin County Health Corp., Series B, 1.15%,
             12/1/20(a)..............................................          140,000
  450,000    Green County IDA for Fairview, 1.10%, 1/1/11(a).........          450,000
  200,000    Hamilton County HRB for Alliance Health, Series E,
             1.15%, 1/1/18(a)........................................          200,000
  100,000    Indian Hill EDA for Cincinnati Country Day School,
             1.40%, 5/1/19(a)........................................          100,000
  400,000    Kent State University Receipts, 1.20%, 5/1/31(a)........          400,000
  100,000    Lorain County Independent Living for Elyria United
             Methodist, 1.23%, 6/1/22(a).............................          100,000
  200,000    Lucas County for Toledo Project, 1.25%, 10/1/05(a)......          200,000
  135,000    Marion County Hospital Imported Pooled Lease Program,
             1.23%, 11/1/21(a).......................................          135,000
  250,000    Middleburgh Heights Southwest General Hospital, 1.27%,
             8/15/22(a)..............................................          250,000
  100,000    Ohio Air Quality DAR for Edison, Series C, 1.20%,
             6/1/23(a)...............................................          100,000
  100,000    Ohio Air Quality DAR PCR for Toledo, 1.20%, 4/1/24(a)...          100,000
  740,000    Ohio WDA PCR for Cleveland Electric, Series B, 1.15%,
             8/1/20(a)...............................................          740,000
  625,000    Ottawa County HRB for Luther Home of Mercy, 1.30%,
             10/1/17(a)..............................................          625,000
                                                                       ---------------
                                                                             9,056,000
                                                                       ---------------

               TOTAL INVESTMENTS (COST $9,056,000).................      97.8%   9,056,000
               OTHER ASSETS, LESS LIABILITIES......................       2.2      202,248
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $9,258,248
                                                                     ========   ==========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
               ON 9,258,248 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALVE OUTSTANDING...................................        $1.00
                                                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2002 (UNAUDITED)

    PRINCIPAL                                                                        VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--93.5%                                     (NOTE 1)
    ---------    -----------------------------                                     --------
   $1,250,000    Allegheny HDA for Health Care Dialysis Clinic,
                 1.15%,12/1/19(a)..............................................   $ 1,250,000
    1,120,000    Allegheny HDA for Presbyterian University Hospital,
                 Series B3, 1.20%, 3/1/18(a)...................................     1,120,000
    1,000,000    Berks County IDR for Visiting Nurse Services, Series A and B,
                 1.40% - 1.55%, 12/1/15(a).....................................     1,000,000
    2,300,000    Blair County IDR for Village of Penn State, Series C,
                 1.15%,1/1/11(a)...............................................     2,300,000
      814,000    Chartiers Valley IDA for 1133 Penn Ave. Associates, Project A,
                 1.30%, 8/1/07(a)..............................................       814,000
      510,000    Cranberry Township, GO, Series B, 3.00%,12/1/02(b)............       510,000
      650,000    Dallastown Area School District, 1.25%,2/01/18(a).............       650,000
      145,000    Dauphin County General Authority, 1.28%,11/1/17(a)............       145,000
    1,000,000    Delaware County IDA for Scotfoam Corp., 2.00%,10/1/05(a)......     1,000,000
      800,000    Delaware County IDR for Sun, Inc., 1.20%,11/01/33(a)..........       800,000
    1,100,000    Delaware County IDR for Villanova University, Series 2001,
                 1.00%, 8/1/31(a)..............................................     1,100,000
      500,000    Delaware Valley Finance Authority, Series 85A,
                 1.15%,12/1/19(a)..............................................       500,000
      600,000    Delaware Valley Finance Authority, Series A,
                 1.15%,12/1/17(a)..............................................       600,000
    1,000,000    Delaware Valley Finance Authority, Series B and D,
                 1.15%,12/1/20(a)..............................................     1,000,000
      200,000    Emmaus General Authority, 1.30%,12/1/28(a)....................       200,000
      800,000    Harrisburg Authority, 1.32%,3/1/34(a).........................       800,000
    1,630,000    Lancaster County HRB for Brethren Village, 1.25%,6/15/20(a)...     1,630,000
    1,700,000    Lebanon County HCF for ECC Retirement Village,
                 1.25%,10/15/25(a).............................................     1,700,000
    1,110,000    Lehigh County IDR for Radnor Lehigh, 1.375%,2/1/17(a).........     1,110,000
      430,000    Montgomery County IDR for Girl Scouts, 1.40%,2/1/25(a)........       430,000
    1,800,000    Montgomery County Kingswood Apartments Project, Series A,
                 1.10%, 8/15/31(a).............................................     1,800,000
      300,000    Northeastern HEFA for Wyoming Valley Health,
                 1.35%,1/1/24(a)...............................................       300,000
      540,000    Pennsbury School District, GO, 2.50%,1/15/03(b)...............       540,325
      555,000    Pennsylvania HEFA, Series U, 2.00%,6/15/03(b).................       556,315
      495,000    Pennsylvania HEFA for Temple University, 1.15%,10/1/09(a).....       495,000
      960,000    Philadelphia HEFA for Magee Rehabilitation Hospital Project,
                 GO, 2.50%, 12/1/02(b).........................................       960,000
      500,000    Philadelphia IDR for Fox Chase Cancer Center Project,
                 1.15%,7/01/25(a)..............................................       500,000
      560,000    Philadelphia IDR for Interim House West Project,
                 1.40%,9/1/26(a)...............................................       560,000
      750,000    Pittsburgh Allegheny County Public Authority, GO,
                 4.40%,12/15/02(b).............................................       750,763
    2,000,000    Schuylkill County IDA for Gilberton Power Project,
                 1.15%,12/1/02(a)..............................................     2,000,000
    2,100,000    Schuylkill County IDA for Northeastern Power,
                 1.20%,12/1/22(a)..............................................     2,100,000
    1,930,000    Scranton-Lackawanna Health & Welfare Authority for Univ. of
                 Scranton, RAW, 1.80%, 5/01/18(b)..............................     1,930,000
      470,000    State Public Building Authority Mid Valley School District,
                 GO, 2.50%, 1/1/03(b)..........................................       470,250
    1,700,000    University of Pittsburgh of the Commonwealth System of Higher
                 Education, Series B, 1.25%, 9/15/29(a)........................     1,700,000
      665,000    Venango IDR for Penzoil Co. Project, 2.00%,12/1/12(a).........       665,000
    1,700,000    Wilkins Area IDA for Fairview Extended Services Care,
                 1.15%,01/1/21(a)..............................................     1,700,000
      600,000    York County IDA for Philadelphia Electric Company,
                 1.35%,01/30/03(b).............................................       600,000
      150,000    York County, Series A, 1.30%, 9/01/26a).......................       150,000
                                                                                  -----------

                 TOTAL INVESTMENTS (COST $36,436,653)................      93.5%  $36,436,653
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2002 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $36,436,653)........  $     36,436,653
                 Cash..........................................................         2,414,877
                 Interest Receivable...........................................            98,209
                                                                                 ----------------
                 Total Assets..................................................        38,949,739
                                                                                 ----------------
                 NET ASSETS....................................................  $     38,949,739
                                                                                 ================

                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 38,949,739 SHARES OF BENEFICIARY INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2002 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--85.6%                                       (NOTE 1)
    ---------    -----------------------------                                       --------
                 VIRGINIA--79.0%
   $  200,000    Albemarle County IDA Univ. Health Services for Univ. of
                 Virginia, 1.30%, 10/1/22(a)...................................  $        200,000
    1,145,000    Alexandria IDA, Pooled Loan Program, Series A, 1.15%,
                 7/1/26(a).....................................................         1,145,000
      115,000    Alexandria Redevelopment & Housing Authority for Goodwill
                 House, 1.20%, 10/1/06(a)......................................           115,000
      575,000    Arlington County for Ballston Public Parking, 1.20%,
                 8/1/17(a).....................................................           575,000
      130,000    Chesapeake County IDA for Ind Dev-Ltd. Assoc., 1.35%,
                 3/1/11(a).....................................................           130,000
      575,000    Chesapeake Hospital Authority IDA for Chesapeake General
                 Hospital, Series B, 1.20%, 7/1/31(a)..........................           575,000
      575,000    Clarke County IDA for Winchester Medical Center, 1.35%,
                 1/1/30(a).....................................................           575,000
      625,000    Hampton MHR for Avalon, 1.10%, 6/15/26(a).....................           625,000
      800,000    Hampton MHR for Shoreline Apartments, 1.15%, 12/1/19(a).......           800,000
      450,000    Henrico County, Public Improvement, GO, 3.00%, 4/1/03(b)......           452,143
    1,150,000    Loudoun County IDA for Falcons Landing, 1.15%, 11/1/28(a).....         1,150,000
      850,000    Lynchburg IDA for VHA Mid Atlantic States, Inc., Series B,
                 1.20%, 12/1/25(a).............................................           850,000
      200,000    Norfolk IDA for Hospital Facilities-Children's Project, 1.15%,
                 6/1/20(a).....................................................           200,000
    1,105,000    Peninsula Port Authority for Dominion Terminal, 1.13% - 1.20%,
                 7/1/16(a).....................................................         1,105,000
      380,000    Richmond IDA for Ninth & Cary Assoc., 1.35%, 9/1/10(a)........           380,000
       95,000    Roanoke County IDA for Friendship Manor, 1.30%, 8/1/13(a).....            95,000
      600,000    Virginia College Building Authority for University of
                 Richmond, 1.30%, 11/1/22(a)...................................           600,000
                                                                                 ----------------
                                                                                        9,572,143
                                                                                 ----------------
                 PUERTO RICO--6.6%
      500,000    Puerto Rico Government Development Bank, 1.02%, 12/1/15(a)....           500,000
      300,000    Puerto Rico Highway and Transportation Authority, Series A,
                 1.05%, 7/1/28(a)..............................................           300,000
                                                                                 ----------------
                                                                                          800,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $10,372,143)................      85.6% $     10,372,143
                                                                                 ================

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2002 (UNAUDITED)

                 ASSETS
                 Investments in securities, at value (Cost $10,372,143)........  $     10,372,143
                 Cash..........................................................         1,735,122
                 Interest Receivable...........................................            16,876
                                                                                 ----------------
                 Total Assets..................................................        12,124,141
                                                                                 ----------------
                 NET ASSETS....................................................  $     12,124,141
                                                                                 ================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 12,124,141 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

     SECURITY
       TYPE
  ABBREVIATIONS:
  --------------

           BAN --   Bond Anticipation Notes                                HFF --    Health Facilities Financing Authority
           BOE --   Board of Education                                     HRB --    Hospital Revenue Bonds
                                                                           IDA --    Industrial Development Authority Revenue
           CDA --   Community Redevelopment Agency                                   Bonds
           COP --   Certificate of Participation                           IDR --    Industrial Development Agency Revenue Bonds
           CSD --   Central School District                                IFA --    Industrial Finance Authority
           DAI --   Development Authority Industrial Refunding
                    Bonds                                                  MHR --    Multifamily Housing Revenue Bonds
           DFA --   Development Finance Agency                             PCR --    Pollution Control Revenue Bonds
           EDA --   Economic Development Authority Revenue Bonds           PFA --    Public Finance Authority
           EDC --   Economic Development Corporation                       RAN --    Revenue Anticipation Notes
           EFA --   Education Facilities Authority                         RAW --    Revenue Anticipation Warrants
            GO --   General Obligation Bonds                               TAN --    Tax Anticipation Notes
           HCF --   Health Care Facilities Revenue Bonds                  UFSD --    Union Free School District
           HAD --   Hospital Development Authority                         USD --    Union School District
           HDC --   Housing Development Corporation Bonds                  VHA --    Voluntary Hospital of America
           HEF --   Health and Educational Facilities Revenue
                    Bonds                                                  WDS --    Water District Certificates
          HEFA --   Health & Education Facilities Authority                WRA --    Water Resource Authority
           HFA --   Housing Finance Authority Revenue Bonds                WSR --    Water & Sewer System Revenue Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on November 30, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

                           RESERVE NEW YORK
                           TAX-EXEMPT TRUST                RESERVE TAX-EXEMPT TRUST
                           ----------------  ----------------------------------------------------
                               NEW YORK      CALIFORNIA II  CONNECTICUT   FLORIDA   MASSACHUSETTS
                                 FUND            FUND          FUND        FUND         FUND
                           ----------------  -------------  -----------  ---------  -------------
INTEREST INCOME (Note
  1).....................     $1,735,930       $806,495      $262,921    $260,668     $159,654
                              ----------       --------      --------    --------     --------

EXPENSES (Note 2)
  Comprehensive
    management fees......        947,210        441,613       154,965     136,071       88,288
  Distribution (12b-1)
    fees.................        236,803        110,402        38,741      34,023       22,072
  Trustee fees...........          2,257          1,052           501         389          254
                              ----------       --------      --------    --------     --------
    Total expenses.......      1,186,270        553,067       194,207     170,483      110,614
                              ----------       --------      --------    --------     --------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............     $  549,660       $253,428      $ 68,714    $ 90,185     $ 49,040
                              ==========       ========      ========    ========     ========

                                         RESERVE TAX-EXEMPT TRUST
                           -----------------------------------------------------
                           MICHIGAN  NEW JERSEY   OHIO    PENNSYLVANIA  VIRGINIA
                             FUND       FUND      FUND        FUND        FUND
                           --------  ----------  -------  ------------  --------
INTEREST INCOME (Note
  1).....................  $66,690    $403,429   $62,387    $310,347    $86,270
                           -------    --------   -------    --------    -------
EXPENSES (Note 2)
  Comprehensive
    management fees......   38,035     224,550    34,475     165,915     50,821
  Distribution (12b-1)
    fees.................    9,509      56,138     8,617      41,479     12,705
  Trustee fees...........      103         698        69         625        158
                           -------    --------   -------    --------    -------
    Total expenses before
      waiver.............   47,647     281,386    43,161     208,019     63,684
  Less: expenses waived
    (Note 2).............      (26)         --        --          --         --
                           -------    --------   -------    --------    -------
    Net Expense..........   47,621     281,386    43,161     208,019     63,684
                           -------    --------   -------    --------    -------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............  $19,069    $122,043   $19,226    $102,328    $22,586
                           =======    ========   =======    ========    =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 RESERVE NEW YORK
                                 TAX-EXEMPT TRUST                        RESERVE TAX-EXEMPT TRUST
                           ----------------------------  ---------------------------------------------------------
                                  NEW YORK FUND               CALIFORNIA II FUND            CONNECTICUT FUND
                           ----------------------------  ----------------------------  ---------------------------
                            SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                               ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,
                              2002(A)         2002          2002(A)         2002          2002(A)         2002
                           -------------  -------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    549,660   $   2,471,483  $    253,428   $   1,212,281  $     68,714   $    369,571
                           -------------  -------------  -------------  -------------  ------------   ------------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (549,660)     (2,471,483)     (253,428)     (1,212,281)      (68,714)      (369,571)
                           -------------  -------------  -------------  -------------  ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............   321,842,664     696,162,904   205,520,500     462,779,496    28,932,961     93,098,785
  Dividends reinvested...       549,660       2,471,483       253,428       1,212,281        68,714        369,571
  Cost of shares
    redeemed.............  (325,488,807)   (745,812,142) (204,169,101)   (490,906,345)  (33,700,434)   (92,419,191)
                           -------------  -------------  -------------  -------------  ------------   ------------
                             (3,096,483)    (47,177,755)    1,604,827     (26,914,568)   (4,698,759)     1,049,165
                           -------------  -------------  -------------  -------------  ------------   ------------
  Net (decrease) increase
    in net assets........    (3,096,483)    (47,177,755)    1,604,827     (26,914,568)   (4,698,759)     1,049,165

NET ASSETS:
  Beginning of year......   234,434,170     281,611,925   109,331,806     136,246,374    41,246,209     40,197,044
                           -------------  -------------  -------------  -------------  ------------   ------------
  End of period..........  $231,337,687   $ 234,434,170  $110,936,633   $ 109,331,806  $ 36,547,450   $ 41,246,209
                           =============  =============  =============  =============  ============   ============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          RESERVE TAX-EXEMPT TRUST
                           --------------------------------------------------------------------------------------
                                   FLORIDA FUND              MASSACHUSETTS FUND              MICHIGAN FUND
                           ----------------------------  ---------------------------  ---------------------------
                            SIX MONTHS        YEAR        SIX MONTHS        YEAR       SIX MONTHS        YEAR
                               ENDED          ENDED          ENDED         ENDED          ENDED         ENDED
                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                              2002(A)         2002          2002(A)         2002         2002(A)         2002
                           -------------  -------------  -------------  ------------  -------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $     90,185   $     324,477  $     49,040   $    186,349  $     19,069   $     46,422
                           ------------   -------------  ------------   ------------  ------------   ------------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............       (90,185)       (324,477)      (49,040)      (186,349)      (19,069)       (46,422)
                           ------------   -------------  ------------   ------------  ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    56,767,447     155,543,426    28,926,588     54,996,937    18,205,381     48,699,873
  Dividends reinvested...        90,185         324,477        49,040        186,349        19,069         46,422
  Cost of shares
    redeemed.............   (54,175,889)   (152,689,419)  (25,976,729)   (53,021,393)  (16,256,804)   (44,988,452)
                           ------------   -------------  ------------   ------------  ------------   ------------
                              2,681,743       3,178,484     2,998,899      2,161,893     1,967,646      3,757,843
                           ------------   -------------  ------------   ------------  ------------   ------------
  Net increase in net
    assets...............     2,681,743       3,178,484     2,998,899      2,161,893     1,967,646      3,757,843

NET ASSETS:
  Beginning of year......    32,089,951      28,911,467    20,960,248     18,798,355     8,514,702      4,756,859
                           ------------   -------------  ------------   ------------  ------------   ------------
  End of period..........  $ 34,771,694   $  32,089,951  $ 23,959,147   $ 20,960,248  $ 10,482,348   $  8,514,702
                           ============   =============  ============   ============  ============   ============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         RESERVE TAX-EXEMPT TRUST
                                          ---------------------------------------------------------------------------------------
                                                NEW JERSEY FUND                  OHIO FUND                PENNSYLVANIA FUND
                                          ----------------------------  ---------------------------  ----------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                              ENDED          ENDED          ENDED         ENDED          ENDED          ENDED
                                          NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,      MAY 31,
                                             2002(A)         2002          2002(A)         2002         2002(A)         2002
                                          -------------  -------------  -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.................  $    122,043   $     596,005  $     19,226   $     61,819  $    102,328   $     414,178
                                          ------------   -------------  ------------   ------------  ------------   -------------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income (Note 1)........      (122,043)       (596,005)      (19,226)       (61,819)     (102,328)       (414,178)
                                          ------------   -------------  ------------   ------------  ------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sales of shares.....    79,599,649     240,597,119    17,726,985     33,551,931    51,905,502     145,997,774
  Dividends reinvested..................       122,043         596,005        19,226         61,819       102,328         414,178
  Cost of shares redeemed...............   (81,258,855)   (236,555,353)  (14,143,839)   (36,011,184)  (64,517,778)   (129,012,883)
                                          ------------   -------------  ------------   ------------  ------------   -------------
                                            (1,537,163)      4,637,771     3,602,372     (2,397,434)  (12,509,948)     17,399,069
                                          ------------   -------------  ------------   ------------  ------------   -------------
  Net (decrease) increase in net
    assets..............................    (1,537,163)      4,637,771     3,602,372     (2,397,434)  (12,509,948)     17,399,069

NET ASSETS:
  Beginning of year.....................    57,528,255      52,890,484     5,655,876      8,053,310    51,459,687      34,060,618
                                          ------------   -------------  ------------   ------------  ------------   -------------
  End of period.........................  $ 55,991,092   $  57,528,255  $  9,258,248   $  5,655,876  $ 38,949,739   $  51,459,687
                                          ============   =============  ============   ============  ============   =============

                                           RESERVE TAX-EXEMPT TRUST
                                          ---------------------------
                                                 VIRGINIA FUND
                                          ---------------------------
                                           SIX MONTHS        YEAR
                                              ENDED         ENDED
                                          NOVEMBER 30,     MAY 31,
                                             2002(A)         2002
                                          -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.................  $     22,586   $     58,600
                                          ------------   ------------
DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income (Note 1)........       (22,586)       (58,600)
                                          ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share
  Net proceeds from sales of shares.....    19,081,493     25,423,512
  Dividends reinvested..................        22,586         58,600
  Cost of shares redeemed...............   (20,024,091)   (19,159,452)
                                          ------------   ------------
                                              (920,012)     6,322,660
                                          ------------   ------------
  Net (decrease) increase in net
    assets..............................      (920,012)     6,322,660
NET ASSETS:
  Beginning of year.....................    13,044,153      6,721,493
                                          ------------   ------------
  End of period.........................  $ 12,124,141   $ 13,044,153
                                          ============   ============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust (collectively the "Trusts") are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2001, there were ten (10) separate series of Reserve Tax-Exempt Trust authorized and outstanding (Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds) and one (1) separate series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) authorized and outstanding. These financial statements and notes apply to Reserve New York Tax-Exempt Trust and to all above-mentioned Funds, except for Interstate Tax-Exempt Fund.

     B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. Pursuant to Rule 2a-7, the maturity of floating or variable rate instruments in which the Fund may invest, will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purposes of compliance Rule 2a-7 of the investment company act of 1940 and for computing the portfolio's average weighted life to maturity.

     C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the policies adopted by the Board of Trustees. The Funds' pay RMCI a comprehensive management fee of .80% of the average daily net assets of the Funds, accrued daily, paid monthly at the annual rate. RMCI pays all administration and customary operating expenses of the Funds. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. During the six months ended November 30, 2002, RMCI voluntarily reduced its fees for Michigan Fund by $26.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 plan, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in a portfolio of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political

--------------------------------------------------------------------------------
     developments. In order, to reduce the credit risk associated with such factors, the Trusts invest substantially in investments which were backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets:

      NEW YORK TAX-EXEMPT FUND 72.63%

      LETTER OF CREDIT

      Allied Irish Bank.................................  0.43%  HSBC..............................................  0.54%
      Bank of New York..................................  1.95%  JPMorgan/Chase....................................  4.95%
      Bank of Nova Scotia...............................  0.35%  Kredietbank NV, Brussels..........................  1.30%
      Banque Paribas....................................  0.09%  Landesbank Baden-Westdeutsche.....................  1.28%
      Bay Hypo Und Vereinsbank..........................  2.85%  Landesbank Hessen-Thurgen.........................  4.89%
      Bay Landesbank Girozentrale.......................  5.12%  Mellon Bank.......................................  0.30%
      Bayerische/Westdeutsche Landesbank................  4.97%  Societe Generale..................................  2.16%
      Deutsche Bank.....................................  1.04%  State Street Bank.................................  1.73%
      Dexia.............................................  2.33%  Toronto Dominion..................................  1.95%
      Fleet Bank........................................  2.58%  Wachovia Bank & Trust Company.....................  0.52%
      FNMA..............................................  2.16%  Westdeutsche Landesbank Girozentrale..............  4.95%

      *BOND INSURANCE
      AMBAC.............................................  2.51%  FSA...............................................  8.52%
      FGIC..............................................  8.57%  MBIA..............................................  4.59%

      CALIFORNIA TAX-EXEMPT FUND 75.14%

      LETTER OF CREDIT

      ABN/AMRO..........................................  3.54%  Credit Agricole Indosuez..........................  4.51%
      Allied Irish Bank.................................  2.71%  Credit Suisse.....................................  2.43%
      Bank of America...................................  7.21%  Dresdner Bank.....................................  1.80%
      Bank of New York..................................  0.81%  FNMA..............................................  6.31%
      Bank of Nova Scotia...............................  1.43%  FRMC..............................................  5.77%
      Bank of Scotland..................................  2.43%  KBC Bank..........................................  4.83%
      Bay Hypo Und Vereinsbank..........................  4.67%  Landesbank Hessen-Thurgen.........................  0.73%
      Bay Landesbank Girozentrale.......................  0.99%  Toronto Dominion..................................  1.62%
      CIBC..............................................  0.54%

      *BOND INSURANCE
      AMBAC.............................................  3.79%  FSA...............................................  7.62%
      FGIC..............................................  3.16%  MBIA..............................................  8.24%

--------------------------------------------------------------------------------

      CONNECTICUT TAX-EXEMPT FUND 80.69%

      LETTER OF CREDIT

      Bay Landesbank Girozentrale.......................  7.66%  Landesbank Hessen-Thurgen.........................  8.76%
      Fleet Bank........................................  7.77%  Northern Trust Company............................  7.93%
      JP Morgan/Chase...................................  1.37%  Wachovia Bank & Trust Company.....................  8.35%
      KBC Bank..........................................  7.39%  Yale University...................................  4.40%
      La Salle National Bank............................  4.65%

      *BOND INSURANCE
      AMBAC.............................................  4.38%  FGIC..............................................  4.65%
      FSA...............................................  4.65%  MBIA..............................................  3.60%

      Pre-funded municipal bonds which are escrowed to maturity with United States Treasury obligations.            5.13%

      FLORIDA TAX-EXEMPT FUND 92.82%

      LETTER OF CREDIT

      Bank of America...................................  5.29%  Key Bank..........................................  5.18%
      Bay Landesbank Girozentrale.......................  4.60%  La Salle National Bank............................  5.18%
      Credit Suisse.....................................  5.18%  Northern Trust Company............................  2.88%
      Dresdner Bank.....................................  4.89%  Societe Generale..................................  4.67%
      Fifth Third Bank..................................  4.31%  Sun Trust Bank....................................  4.75%
      Florida Power & Light.............................  4.89%  Toronto Dominion..................................  4.31%
      FRMC..............................................  4.31%  Wachovia Bank & Trust Company.....................  7.10%
      Harris Trust & Savings Bank.......................  4.04%  Westdeutsche Landesbank Girozentrale..............  4.60%
      JPMorgan/Chase....................................  4.90%

      *BOND INSURANCE
      AMBAC.............................................  2.24%  FSA...............................................
      FGIC..............................................  4.40%  MBIA..............................................

      Pre-funded municipal bonds which are escrowed to maturity with United States Treasury obligations.            5.10%

      MASSACHUSETTS TAX-EXEMPT FUND 82.37%

      LETTER OF CREDIT

      Dexia.............................................  5.01%  Landesbank Hessen-Thurgen.........................  7.93%
      Fleet Bank........................................  8.97%  Smith College.....................................  4.40%
      FNB Bank..........................................  4.59%  State Street Bank & Trust.........................  2.92%
      FNMA..............................................  4.59%  Toronto Dominion..................................  1.67%
      Harvard University................................  4.45%  Wachovia Bank & Trust Company.....................  5.01%
      KBC Bank..........................................  7.80%  Wellesley College.................................  2.92%
      Landesbank Baden -Westdeutsche....................  4.17%  Williams College..................................  1.67%

      *BOND INSURANCE
      AMBAC.............................................  4.59%  FSA...............................................  1.67%
      FGIC..............................................  8.76%  MBIA..............................................  1.25%

--------------------------------------------------------------------------------

      MICHIGAN TAX-EXEMPT FUND 92.04%

      LETTER OF CREDIT

      Allied Irish Bank.................................  9.68%  FNMA..............................................  4.77%
      Bank of America...................................  4.77%  Key Bank..........................................  1.19%
      Bank One..........................................  7.63%  La Salle National Bank............................  4.77%
      Bay Landesbank Girozentrale.......................  9.06%  Landesbank Hessen-Thurgen.........................  3.86%
      Comerica Bank.....................................  3.82%  National City.....................................  4.82%
      Deutsche Bank.....................................  0.95%  Northern Trust Company............................  2.86%
      Fifth Third Bank..................................  7.63%

      *BOND INSURANCE
      AMBAC.............................................  4.29%  FSA...............................................  8.78%
      FGIC..............................................  9.30%  MBIA..............................................  3.86%

      NEW JERSEY TAX-EXEMPT FUND 79.75%

      LETTER OF CREDIT

      Bank of New York..................................  3.39%  FNMA..............................................  7.99%
      Bank of Nova Scotia...............................  5.35%  JPMorgan/Chase....................................  6.25%
      Banque Paribas....................................  3.93%  Kredietbank NV, Brussels..........................  4.64%
      Barclay Bank......................................  4.47%  PNC Bank..........................................  7.32%
      Citibank..........................................  4.38%  Princeton University..............................  4.64%
      Fleet Bank........................................  6.41%  Wachovia Bank & Trust Company.....................  4.72%

      *BOND INSURANCE
      AMBAC.............................................  3.96%  FSA...............................................  1.27%
      FGIC..............................................  4.48%  MBIA..............................................  6.55%

      OHIO TAX-EXEMPT FUND 97.81%

      LETTER OF CREDIT

      ABN/AMRO..........................................  4.05%  JPMorgan/Chase....................................  4.59%
      Allied Irish Bank.................................  4.86%  Keybank...........................................  7.02%
      Bank of America...................................  4.97%  La Salle National Bank............................  7.56%
      Bank One..........................................  7.94%  National City Bank................................  6.75%
      Barclay Bank......................................  9.07%  US Bank...........................................  6.48%
      Fifth Third Bank..................................  8.21%  Wachovia Bank & Trust Company.....................  4.32%
      Fleet Bank........................................  4.86%  Wells Fargo.......................................  2.16%

      *BOND INSURANCE
      AMBAC.............................................  4.17%  MBIA..............................................  6.48%
      FSA...............................................  4.32%

--------------------------------------------------------------------------------

      PENNSYLVANIA TAX-EXEMPT FUND 93.51%

      LETTER OF CREDIT

      Bank of America...................................  5.26%  JPMorgan/Chase....................................  4.11%
      Bank of Nova Scotia...............................  2.55%  Landesbank Hessen-Thurgen.........................  1.27%
      Bank One..........................................  4.42%  Mellon Bank.......................................  5.13%
      Banque Paribas....................................  5.91%  Northern Trust Co.................................  4.36%
      Bay Hypo Und Vereinsbank..........................  2.05%  PNC Bank..........................................  7.05%
      Citibank..........................................  1.71%  Sun Trust Bank....................................  4.18%
      Dexia.............................................  5.39%  Toronto Dominion..................................  5.39%
      Dresdner Bank.....................................  2.85%  University of Pittsburgh..........................  4.36%
      Fleet Bank........................................  4.36%  Wachovia Bank & Trust Company.....................  5.11%
      FNMA..............................................  4.62%  Wells Fargo.......................................

      *BOND INSURANCE
      AMBAC.............................................  5.42%  FSA...............................................  0.51%
      FGIC..............................................  4.37%  MBIA..............................................  3.13%

      VIRGINIA TAX-EXEMPT FUND 81.82%

      LETTER OF CREDIT

      Bank of America...................................  9.44%  Crestar Bank......................................  4.95%
      Bank of Scotland..................................  9.49%  FRMC..............................................  6.60%
      Barclay Bank......................................  9.11%  Sun Trust Bank....................................  4.74%
      Citibank..........................................  4.74%  Wachovia Bank & Trust Company.....................  9.24%
      Credit Suisse.....................................  5.16%

      *BOND INSURANCE
      AMBAC.............................................  9.49%  MBIA..............................................  4.12%
      FSA...............................................  4.74%

      *Some securities are backed by both a line of credit and bond insurance.

(5)  COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------

     At November 30, 2002, the components of each Fund's net assets was as follows:

                                   NEW YORK    CALIFORNIA II  CONNECTICUT    FLORIDA    MASSACHUSETTS
                                     FUND          FUND          FUND         FUND          FUND
                                 ------------  -------------  -----------  -----------  -------------
      Par Value................  $    231,338  $    110,937   $    41,246  $   34,772    $    20,960
      Additional-Paid-in-Capital...  231,106,349  110,825,696  36,506,204  34,736,922     23,938,187
                                 ------------  ------------   -----------  -----------   -----------
      Net Assets...............  $231,337,687  $110,936,633   $36,547,450  $34,771,694   $23,959,147
                                 ============  ============   ===========  ===========   ===========

                                   MICHIGAN     NEW JERSEY       OHIO      PENNSYLVANIA    VIRGINIA
                                     FUND          FUND          FUND          FUND          FUND
                                 ------------  -------------  -----------  ------------  -------------
      Par Value................  $     10,482  $     55,991   $     9,258  $    38,950    $    12,124
      Additional-Paid-in-Capital...   10,471,866   55,935,101   9,248,990   38,910,789     12,112,017
                                 ------------  ------------   -----------  -----------    -----------
      Net Assets...............  $ 10,482,348  $ 55,991,092   $ 9,258,248  $38,949,739    $12,124,141
                                 ============  ============   ===========  ===========    ===========

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                           SIX MONTHS
                                                              ENDED                 FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   ------------------------------------------------
                                                             2002(A)       2002      2001      2000      1999      1998
                                                          -------------  --------  --------  --------  --------  --------
      NEW YORK TAX-EXEMPT FUND
      ----------------------------------------------
      Net asset value at beginning of year..............    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                            --------     --------  --------  --------  --------  --------
      Net investment income.............................      0.0024       0.0095    0.0281    0.0258    0.0222    0.0268
      Dividends from net investment income..............     (0.0024)     (0.0095)  (0.0281)  (0.0258)  (0.0222)  (0.0268)
                                                            --------     --------  --------  --------  --------  --------
      Net asset value at end of period..................    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                            ========     ========  ========  ========  ========  ========
      Total Return......................................        0.24%        0.95%     2.87%     2.58%     2.22%     2.68%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------------
      Net assets end of year (millions).................    $  231.3     $  234.4  $  281.6  $  228.4  $  186.0  $  171.2
      Ratio of expenses to average net assets...........        1.00%(b)     1.01%     1.01%     1.00%     1.00%     0.94%
      Ratio of net investment income to average net
        assets..........................................        0.46%(b)     0.94%     2.81%     2.55%     2.19%     2.63%

                                       SIX MONTHS    FISCAL YEARS ENDED    PERIOD
                                          ENDED           MAY 31,          ENDED
                                      NOVEMBER 30,   ------------------   MAY 31,
                                         2002(A)       2002      2001     2000(C)
                                      -------------  --------  --------  ----------
      CALIFORNIA II TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................    $ 1.0000     $ 1.0000  $ 1.0000   $ 1.0000
                                        --------     --------  --------   --------
      Net investment income.........      0.0023       0.0098    0.0236     0.0208
      Dividends from net investment
        income......................     (0.0023)     (0.0098)  (0.0236)   (0.0208)
                                        --------     --------  --------   --------
      Net asset value at end of
        period......................    $ 1.0000     $ 1.0000  $ 1.0000   $ 1.0000
                                        ========     ========  ========   ========
      Total Return..................        0.23%        0.98%     2.42%      2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................    $  110.9     $  109.3  $  136.2   $   91.4
      Ratio of expenses to average
        net assets..................        1.00%(b)     1.01%     1.00%      1.00%(b)(d)
      Ratio of net investment income
        to average net assets.......        0.46%(b)     1.00%     2.36%      2.27%(b)(d)

                                  SIX MONTHS
                                     ENDED                 FISCAL YEARS ENDED MAY 31,
                                 NOVEMBER 30,   ------------------------------------------------
                                    2002(A)       2002      2001      2000      1999      1998
                                 -------------  --------  --------  --------  --------  --------
      CONNECTICUT TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                   --------     --------  --------  --------  --------  --------
      Net investment income....      0.0018       0.0092    0.0273    0.0248    0.0221    0.0267
      Dividends from net
        investment income......     (0.0018)     (0.0092)  (0.0273)  (0.0248)  (0.0221)  (0.0267)
                                   --------     --------  --------  --------  --------  --------
      Net asset value at end of
        period.................    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                   ========     ========  ========  ========  ========  ========
      Total Return.............        0.18%        0.92%     2.75%     2.48%     2.21%     2.67%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $   36.5     $   41.2  $   40.2  $   51.1  $   55.4  $   36.8
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.01%     1.01%     1.00%     1.00%     0.89%
      Ratio of net investment
        income to average net
        assets.................        0.36%(b)     0.92%     2.73%     2.42%     2.17%     2.64%

--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED                 FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   ------------------------------------------------
                                                             2002(A)       2002      2001      2000      1999      1998
                                                          -------------  --------  --------  --------  --------  --------
      FLORIDA TAX-EXEMPT FUND
      ----------------------------------------------
      Net asset value at beginning of year..............    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                            --------     --------  --------  --------  --------  --------
      Net investment income.............................      0.0027       0.0105    0.0294    0.0272    0.0237    0.0269
      Dividends from net investment income..............     (0.0027)     (0.0105)  (0.0294)  (0.0272)  (0.0237)  (0.0269)
                                                            --------     --------  --------  --------  --------  --------
      Net asset value at end of period..................    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                            ========     ========  ========  ========  ========  ========
      Total Return......................................        0.27%        1.05%     2.98%     2.72%     2.37%     2.69%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------------
      Net assets end of period (millions)...............    $   34.8     $   32.1  $   28.9  $   28.9  $   22.6  $   10.8
      Ratio of expenses to average net assets...........        1.00%(b)     1.00%     1.01%     1.00%     1.00%     0.94%
      Ratio of net investment income to average net
        assets..........................................        0.53%(b)     0.99%     2.94%     2.68%     2.30%     2.62%

                                                           SIX MONTHS
                                                              ENDED                 FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   ------------------------------------------------
                                                             2002(A)       2002      2001      2000      1999      1998
                                                          -------------  --------  --------  --------  --------  --------
      MASSACHUSETTS TAX-EXEMPT FUND
      ----------------------------------------------
      Net asset value at beginning of year..............    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                            --------     --------  --------  --------  --------  --------
      Net investment income.............................      0.0022       0.0099    0.0279    0.0256    0.0220    0.0284
      Dividends from net investment income..............     (0.0022)     (0.0099)  (0.0279)  (0.0256)  (0.0220)  (0.0284)
                                                            --------     --------  --------  --------  --------  --------
      Net asset value at end of period..................    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                            ========     ========  ========  ========  ========  ========
      Total Return......................................        0.22%        0.99%     2.85%     2.56%     2.20%     2.84%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------------
      Net assets end of period (millions)...............    $   24.0     $   21.0  $   18.8  $   16.1  $   19.9  $   25.4
      Ratio of expenses to average net assets...........        1.00%(b)     1.01%     1.00%     1.00%     1.00%     0.75%
      Ratio of net investment income to average net
        assets..........................................        0.44%(b)     0.99%     2.79%     2.55%     2.17%     2.78%

                                                          SIX MONTHS                                                  PERIOD
                                                             ENDED               FISCAL YEARS ENDED MAY 31,           ENDED
                                                         NOVEMBER 30,         ---------------------------------      MAY 31,
                                                            2002(A)               2002         2001      2000        1999(E)
                                                     ---------------------    -------------  --------  --------  ----------------
  MICHIGAN TAX-EXEMPT FUND
  -------------------------------------------------
  Net asset value at beginning of period...........      $      1.0000          $ 1.0000     $ 1.0000  $ 1.0000      $ 1.0000
                                                         -------------          --------     --------  --------      --------
  Net investment income............................             0.0021            0.0080       0.0276    0.0263        0.0118
  Dividends from net investment income.............            (0.0021)          (0.0080)     (0.0276)  (0.0263)      (0.0118)
                                                         -------------          --------     --------  --------      --------
  Net asset value at end of period.................      $      1.0000          $ 1.0000     $ 1.0000  $ 1.0000      $ 1.0000
                                                         =============          ========     ========  ========      ========
  Total Return.....................................               0.21%             0.81%        2.83%     2.63%         2.55%(b)
  RATIOS/SUPPLEMENTAL DATA
  -------------------------------------------------
  Net assets end of period (millions)..............      $        10.5          $    8.5     $    4.8  $    2.2      $    1.2
  Ratio of expenses to average net assets..........               1.00%(b)(d)       1.01%(d)     1.00%     1.00%         1.00%(b)(d)
  Ratio of net investment income to average net
    assets.........................................               0.40%(b)(d)       0.63%(d)     2.76%     2.60%         2.02%(b)(d)

--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED                 FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   ------------------------------------------------
                                                             2002(A)       2002      2001      2000      1999      1998
                                                          -------------  --------  --------  --------  --------  --------
      NEW JERSEY TAX-EXEMPT FUND
      ----------------------------------------------
      Net asset value at beginning of year..............    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                            --------     --------  --------  --------  --------  --------
      Net investment income.............................      0.0022       0.0101    0.0277    0.0249    0.0223    0.0254
      Dividends from net investment income..............     (0.0022)     (0.0101)  (0.0277)  (0.0249)  (0.0223)  (0.0254)
                                                            --------     --------  --------  --------  --------  --------
      Net asset value at end of period..................    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                            ========     ========  ========  ========  ========  ========
      Total Return......................................        0.22%        1.01%     2.83%     2.49%     2.23%     2.54%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------------
      Net assets end of period (millions)...............    $   56.0     $   57.5  $   52.9  $   44.4  $   41.3  $   37.6
      Ratio of expenses to average net assets...........        1.00%(b)     1.01%     1.01%     1.05%     1.00%     0.99%
      Ratio of net investment income to average net
        assets..........................................        0.43%(b)     0.94%     2.77%     2.46%     2.17%     2.50%

                                  SIX MONTHS                                                                   PERIOD
                                     ENDED                      FISCAL YEARS ENDED MAY 31,                      ENDED
                                 NOVEMBER 30,   ----------------------------------------------------------     MAY 31,
                                    2002(A)         2002           2001           2000           1999          1998(F)
                                 -------------  -------------  -------------  -------------  -------------  -------------
      OHIO TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                   --------       --------       --------       --------       --------       --------
      Net investment income....      0.0022         0.0082         0.0281         0.0256         0.0236         0.0048
      Dividends from net
        investment income......     (0.0022)       (0.0082)       (0.0281)       (0.0256)       (0.0236)       (0.0048)
                                   --------       --------       --------       --------       --------       --------
      Net asset value at end of
        period.................    $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                   --------       --------       --------       --------       --------       --------
      Total Return.............        0.22%          0.83%          2.88%          2.56%          2.36%          2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $    9.3       $    5.7       $    8.1       $    8.9       $    1.2       $    2.5
      Ratio of expenses to
        average net assets.....        1.00%(b)       1.01%(d)       1.00%          1.00%          1.00%(d)       1.00%(b)
      Ratio of net investment
        income to average net
        assets.................        0.45%(b)       0.81%(d)       2.81%          2.95%          2.16%(d)       2.86%(b)

                                  SIX MONTHS                                              PERIOD
                                     ENDED            FISCAL YEARS ENDED MAY 31,          ENDED
                                 NOVEMBER 30,   --------------------------------------   MAY 31,
                                    2002(A)       2002      2001      2000      1999     1998(G)
                                 -------------  --------  --------  --------  --------  ----------
      PENNSYLVANIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                   --------     --------  --------  --------  --------   --------
      Net investment income....      0.0026       0.0097    0.0287    0.0276    0.0234     0.0189
      Dividends from net
        investment income......     (0.0026)     (0.0097)  (0.0287)  (0.0276)  (0.0234)   (0.0189)
                                   --------     --------  --------  --------  --------   --------
      Net asset value at end of
        period.................    $ 1.0000     $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                   ========     ========  ========  ========  ========   ========
      Total Return.............        0.26%        0.97%     2.97%     2.76%     2.34%      2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $   38.9     $   51.5  $   34.1  $   21.1  $   16.9   $   13.2
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.01%     1.00%     1.00%     1.00%      1.00%(b)
      Ratio of net investment
        income to average net
        assets.................        0.49%(b)     0.89%     2.87%     2.73%     2.28%      2.62%(b)

--------------------------------------------------------------------------------

                                                      SIX MONTHS       FISCAL YEARS ENDED         PERIOD
                                                         ENDED              MAY 31,                ENDED
                                                     NOVEMBER 30,   ------------------------      MAY 31,
                                                        2002(A)          2002         2001        2000(H)
                                                     -------------  --------------  --------  ---------------
  VIRGINIA TAX-EXEMPT FUND
  -------------------------------------------------
  Net asset value at beginning of period...........    $ 1.0000        $ 1.0000     $ 1.0000     $ 1.0000
                                                       --------        --------     --------     --------
  Net investment income............................      0.0018          0.0069       0.0253       0.0075
  Dividends from net investment income.............     (0.0018)        (0.0069)     (0.0253)     (0.0075)
                                                       --------        --------     --------     --------
  Net asset value at end of period.................    $ 1.0000        $ 1.0000     $ 1.0000     $ 1.0000
                                                       ========        ========     ========     ========
  Total Return.....................................        0.18%           0.69%        2.77%        3.08%(b)
  RATIOS/SUPPLEMENTAL DATA
  -------------------------------------------------
  Net assets end of period (millions)..............    $   12.1        $   13.0     $    6.7     $    2.1
  Ratio of expenses to average net assets..........        1.00%(b)        1.01%(d)     1.00%        1.01%(b)(d)
  Ratio of net investment income to average net
    assets.........................................        0.36%(b)        0.58%(d)     2.53%        3.19%(b)(d)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(d) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                      SIX MONTHS                    NET
                                        ENDED       EXPENSE     INVESTMENT
                                     NOVEMBER 30,    RATIO        INCOME
                                     ------------  ----------  -------------
Michigan...........................        2002        1.00%          0.40%

                                     FISCAL YEAR
                                     ------------
California II......................        2000        0.96%(b)        2.31%(b)
Michigan...........................        2002        1.00           0.63
                                           1999        0.49(b)        2.53(b)
Ohio...............................        2002        0.81           1.01
                                           1999        0.83           2.32
Virginia...........................        2002        0.99           0.60
                                           2000        0.97(b)        3.23(b)

(e)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(f)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(g)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(h)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.

                                ---------------

                      FEDERAL TAX INFORMATION (UNAUDITED)

                                ---------------

The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.